Financial Instruments	12 Months Ended
Dec. 31, 2019
Disclosure Of Financial Instruments [Abstract]
Financial Instruments
25.	FINANCIAL INSTRUMENTS

a.	Fair value of financial instruments not measured at fair value

The Company believes that the carrying amounts of financial assets and financial liabilities not measured at fair value approximate their fair values.

b.	Fair value of financial instruments measured at fair value on a recurring basis

1)	Fair value hierarchy

The fair value measurements, which are grouped into Levels 1 to 3 based on the degree to which the fair value measurement inputs are observable and based on the significance of the inputs to the fair value measurement in its entirety, are described as follows:

1)Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities;

2)Level 2 inputs are inputs other than quoted prices included within Level 1 that are observable for an asset or liability, either directly (i.e., as prices) or indirectly (i.e., derived from prices); and

3)Level 3 inputs are unobservable inputs for an asset or liability.

December 31, 2018

	Level 1	Level 2	Level 3	Total
Financial assets at FVTPL
Derivative financial assets	$—	$—	$60,004	$60,004

Financial assets at FVTOCI
Investments in equity instruments at FVTOCI of unlisted companies	$—	$187,244	$—	$187,244

December 31, 2019

	Level 1	Level 2		Level 3	Total
Financial assets at FVTPL
Derivative financial assets	$—		$—	$68,256	$68,256

Financial assets at FVTOCI
Investments in equity instruments at FVTOCI of unlisted companies	$—		$—	$132,160	$132,160

Financial liabilities at FVTPL
Derivative financial liabilities	$—	$		$262,350	$262,350

There were no transfers between Levels 1 and 2 in the current and prior periods.

2)	Reconciliation of Level 3 fair value measurements of financial assets

For financial assets measured at Level 3, there is no other reconciliation item for the year ended December 31, 2019, except for the change in fair value that is recognized in the consolidated statements of comprehensive income and the transfers into Level 3 due to significant unobservable inputs applied for the financial assets at fair value through other comprehensive income.

Transfers between Level 2 and Level 3 occur when an investment’s recent investment becomes more than twelve months old, with the price being deemed unobservable. For the year ended December 31, 2019, transfers of this nature amounted to $187,244.

3)	Valuation techniques and inputs applied for Level 2 fair value measurement

The fair values of unlisted equity investments are measured on the basis of the prices of recent investment by third parties with the consideration of other factors that market participants would take into account.

4)	Valuation techniques and inputs applied for Level 3 fair value measurement
a)

The fair values of warrants are determined using option pricing models where the significant unobservable input is historical volatility. An increase in the historical volatility used in isolation would result in an increase in the fair value. As of December 31, 2018 and 2019, respectively, the historical volatility used were 42.33% and 41.87%.

b)

The fair values of non-listed foreign equity investments were Level 3 fair value assets, and determined using the market approach by reference the Price-to-Book ratios (P/B ratios) of peer companies that traded in active market. At December 31, 2019, the Company used significant unobservable inputs, including discount for lack of marketability of 10%, and discounts for lack of control of 10%. At December 31, 2019, assuming all other inputs remain equal, if discount for lack of marketability increases by 1%, the fair value would decrease by $1,652; if discount for lack of control increases by 1%, the fair value would decrease by $1,652.

c)

The fair value of derivative financial instrument with warrants and convertibility right are determined using binomial evaluation method with discount rate 13.19% to 14.12% assessing by market bond yield curve and risk-free rate premium. As of December 31, 2019, the historical volatility used was 92.6% during the past 1 year.

c.	Categories of financial instruments

	December 31
	2017	2018	2019
Financial assets
Financial assets at FVTPL
Mandatorily classified as at FVTPL	$—	$60,004	$68,256
Loans and receivables (1)	50,734,158	—	—
Financial assets at amortized cost (2)	—	29,080,981	22,311,107
Financial assets at FVTOCI
Equity instruments	—	187,244	132,160
Financial liabilities

Financial liabilities at FVTPL
Designated as at FVTPL	—	—	262,350
Financial liabilities at amortized cost (3)	15,463,286	21,304,150	21,963,089

1)	The balances include loans and receivables measured at amortized cost, which comprise cash and cash equivalents and refundable deposits.

2)	The balances included financial assets at amortized cost, which comprise of cash and cash equivalents and refundable deposits.

3)	The balances include financial liabilities at amortized cost, which comprise of trade payables, partial other payables and long-term borrowings.

d.	Financial risk management objectives and policies

The Company’s financial risk management objective is to monitor and manage the financial risks relating to the operations of the Company. These risks include market risk (including foreign currency risk and interest rate risk), credit risk and liquidity risk. In order to minimize the effect of financial risks, the Company devoted time and resources to identify and evaluate the uncertainty of the market to mitigate risk exposures.

1)	Market risk

The Company’s activities exposed it primarily to the financial risks of changes in foreign currency exchange rates (see (a) below) and interest rates (see (b) below).

a)	Foreign currency risk

The Company had foreign currency transactions, which exposed the Company to foreign currency risk.

The Company’s significant financial assets and liabilities denominated in foreign currencies were as follows:

	December 31, 2018
	Foreign Currencies	Exchange Rate	Carrying Amount
Financial assets
Monetary items
SGD	$2,297,231	0.7335	$1,685,019

Financial liabilities
Monetary items
SGD	13,515,737	0.7335	9,914,437

	December 31, 2019
	Foreign Currencies	Exchange Rate	Carrying Amount
Financial assets
Monetary items
SGD	$2,538,168	0.7431	$1,886,160
GBP	999,471	1.3187	1,318,000

Financial liabilities
Monetary items
SGD	15,126,578	0.7431	11,240,843

Sensitivity analysis

The Company is mainly exposed to the Singapore Dollar and Great British Pound.

The following table details the Company’s sensitivity to a 5% increase and decrease in the US dollar against the relevant foreign currency. The rate of 5% is the sensitivity rate used when reporting foreign currency risk internally to key management personnel and represents management’s assessment of the reasonably possible change in foreign exchange rates. The sensitivity analysis includes only outstanding foreign currency denominated monetary items. A positive number below indicates a decrease in pre-tax loss where the US dollar strengthens 5% against the relevant currency. For a 5% weakening of the US dollar against the relevant currency, there would be an equal and opposite impact on pre-tax loss, and the balances below would be negative.

	For the Year Ended December 31
	2017	2018	2019
Profit or loss*
SGD	$(417,443)	$(411,471)	$(467,734)
GBP	—	—	65,900

*	This is mainly attributable to the exposure to outstanding deposits in banks and loans in foreign currency at the end of the reporting period.

b)	Interest rate risk

The Company is exposed to interest rate risk because entities in the Company borrowed funds at both fixed and floating interest rates. The risk is managed by the Company by maintaining an appropriate mix of fixed and floating rate borrowings.

The sensitivity analysis below is determined based on the Company’s exposure to interest rates for fixed rate borrowings at the end of the reporting period, and is prepared assuming that the amounts of liabilities outstanding at the end of the reporting period are outstanding for the whole year. A 100-basis point increase or decrease is used when reporting interest rate risk internally to key management personnel and represents management’s assessment of the reasonably possible change in interest rates.

If interest rates had been 100 basis points higher/lower and all other variables were held constant, the Company’s pre-tax loss for the years ended December 31, 2017, 2018 and 2019 would have decreased/increased by $96,795, $99,144 and $151,896, respectively.

2)	Credit risk

Credit risk refers to the risk that a counterparty will default on its contractual obligations resulting in a financial loss to the Company. The Company adopted a policy of only dealing with creditworthy counterparties and financial institutions, where appropriate, as a means of mitigating the risk of financial loss from defaults.

3)	Liquidity risk

The Company manages liquidity risk by monitoring and maintaining a level of cash and cash equivalents that are deemed adequate to finance the Company’s operations and mitigate the effects of fluctuations in cash flows. In addition, management monitors the utilization of long-term borrowings and ensures compliance with repayment conditions.

As the Company is in the research and development phase, the Company will be seeking future funding based on the requirements of its business operations. The Company is able to exercise discretion and flexibility to deploy its capital resources in the process of the research and development activities according to the schedule of fund raising. The Company intends to explore various means of fundraising to meet its funding requirements to carry out the business operations, such as the issuance of its ordinary shares sponsoring ADSs, domestic follow-on offering of ordinary shares offering, venture debt and shareholder loans. The Company may also use other means of financing such as out licensing to generate revenue and cash. Management believes that it currently has plans and opportunities in place which will allow to fund and meet its operating expenses and capital expenditure requirements and meet its obligations for at least the next twelve months from December 31, 2019. However, the future viability of the Company depends on its ability to raise additional capital to finance its operations.